Transactions and balances with related parties (Details) - Schedule of Shareholder and other related parties benefits $ in Thousands	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of Shareholder and other related parties benefits [Abstract]
Salaries and related expenses- related parties employed by the Group	$ 18,252	[1]	$ 1,047	$ 829
Number of related parties	5		4	4
Compensation for directors not employed by the Group	$ 2,204		$ 218	$ 311
Number of directors	6		6	7

[1]	Includes share-based payment expenses of $16,666,000, see note 17.B regarding warrants issued to the CEO.